Index Funds
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

December 23, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Index Funds (the “Registrant” or “Trust”)
File Nos.  333-129930, 811-21836

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) with respect to the Index Funds S&P 500 Equal Weight, a series of the Registrant, would not have differed from those filed electronically via EDGAR in Post-Effective Amendment Nos. 35 (under the Securities Act of 1933, as amended) and 39 (under the Investment Company Act of 1940, as amended) on December 20, 2016 (the “Post-Effective Amendment”); and (ii) the text of the Post-Effective Amendment has been filed electronically with the Commission.

Sincerely,

/s/ Michael G. Willis
Michael G. Willis
President